11. Contract Assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	R$ 0
Effect of acquisition of control of Costa Oeste and Marumbi	66,775
Loss on disposal	9,762	R$ 0	R$ 0
Contract assets, ending	3,433,230	0
Power distribution service concession
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	0
Transfers from intangible assets	688,346
Acquisitions	797,832
Customers contributions	(106,764)
Provision for legal claims added to the cost of the works	4,320
Transfers to intangible assets	(668,022)
Transfers to accounts receivable related to concession	(66,380)
Loss on disposal	(8,832)
Contract assets, ending	640,500	0
Power distribution service concession | Assets
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	0
Transfers from intangible assets	714,446
Acquisitions	797,832
Customers contributions	0
Provision for legal claims added to the cost of the works	4,320
Transfers to intangible assets	(775,701)
Transfers to accounts receivable related to concession	(67,310)
Loss on disposal	(8,832)
Contract assets, ending	664,755	0
Power distribution service concession | Special liabilities
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	0
Transfers from intangible assets	(26,100)
Acquisitions	0
Customers contributions	(106,764)
Provision for legal claims added to the cost of the works	0
Transfers to intangible assets	107,679
Transfers to accounts receivable related to concession	930
Loss on disposal	0
Contract assets, ending	(24,255)	0
Piped gas distribution service concession
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	0
Transfers from intangible assets	19,471
Acquisitions	15,618
Transfers to intangible assets	(2,042)
Transfers to accounts receivable related to concession	(6,399)
Loss on disposal	(930)
Contract assets, ending	25,718	0
Power transmission concession
SummaryOfContractAssetsLineItems [Line Items]
Contract assets, beginning	0
Transfers from accounts receivable related to concession	1,497,399
Transfers from accounts receivable related to concession - RBSE	635,292
Effect of acquisition of control of Costa Oeste and Marumbi	258,908
Transfers to electricity grid use charges - customers	(243,247)
Transfers to property, plant and equipment	(501)
Transfers from judicial deposits and litigations	8,277
Remuneration	268,904
Customers contributions	341,980
Contract assets, ending	R$ 2,767,012	R$ 0